Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Sunrise New Energy Co., Ltd. and its subsidiaries (collectively, the “Company”) as of December 31, 2023, the related consolidated statements of operations and comprehensive loss, changes in equity and cash flows for each of the two years ended December 31, 2023, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023, and the results of its operations and its cash flows for each of the two years ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

We were not engaged to audit, review, or apply any procedures to the adjustments to retrospectively apply the change in accounting due to the adoption of ASU No. 2023-07, Segment Reporting discussed in Note 24 to the financial statements, and accordingly, we do not express an opinion or any form of assurance about whether such adjustments is appropriate or properly applied. The adjustments were audited by other auditors.